Condensed Balance Sheets - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 75,352	$ 477,195	$ 44,739
Prepaid expenses	452,625	500,417
Total current assets	527,977	977,612	44,739
Deferred offering costs associated with initial public offering			350,201
Investments held in Trust Account	328,325,574	325,436,230
Total Assets	328,853,551	326,413,842	394,940
Current liabilities:
Accounts payable	254,704	105,642
Accrued expenses	4,661,083	3,184,482	300,000
Franchise tax payable	50,000	200,050	905
Income tax payable	1,529,043	890,770
Note payable—related party			80,000
Total current liabilities	6,494,830	4,380,944	380,905
Commitments and Contingencies (Note 6)
Class A common stock, 100,000,000 shares authorized; 31,625,000 shares subject to possible redemption issued and outstanding at $10.33 and $10.25 per share as of March 31, 2023 and December 31, 2022, respectively	326,646,768	324,245,647	0
Stockholders' Deficit:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding	0	0	0
Additional paid-in capital	0	0	24,209
Accumulated deficit	(4,288,838)	(2,213,540)	(10,965)
Total stockholders' deficit	(4,288,047)	(2,212,749)	14,035
Total Liabilities and Stockholders' Deficit	328,853,551	326,413,842	394,940
Common Class A [Member]
Stockholders' Deficit:
Common Stock	0	0	0
Common Class B [Member]
Stockholders' Deficit:
Common Stock	$ 791	$ 791	$ 791